Shareholder Report, Line Graph (Details) - USD ($)	Dec. 21, 2022	Oct. 31, 2024	Oct. 31, 2023
C000240238
Account Value [Line Items]
Line Graph and Table Measure Name	PMV Adaptive Risk Parity ETF
Account Value	$ 10,000	$ 11,675	$ 9,930
Wilshire Bond Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire Bond Index (TR) (USD)
Account Value	$ 10,000	10,700	9,529
Wilshire Risk Parity - 10% Target Volatility Index (PR)(USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire Risk Parity - 10% Target Volatility Index (PR)(USD)
Account Value	$ 10,000	$ 11,698	$ 9,974